Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Construction in progress			$ 27,079	$ 3,311
TMSA [member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			8,854
Vitol S.A. [member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			12,000
Free Zone Of Nueva Palmira [member] | Edolmix S.A. [member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			847
Free Zone Of Nueva Palmira [member] | Energas Renovables Del Sur S A [Member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			519
Twelve Finance Lease Barges I [Member]
Disclosure of transactions between related parties [line items]
Construction in progress			1,283
Six Finance Lease Barges [Member]
Disclosure of transactions between related parties [line items]
Construction in progress			$ 637
Twelve Finance Lease Barges I [Member]
Disclosure of transactions between related parties [line items]
Information about nature of lessee's leasing activities	a five-year leasing contract for the construction of the Twelve Jumbo Barges to be delivered no later than the end of the first quarter of 2024. As of December 31, 2023, the Company paid an amount of $
Six Finance Lease Barges [Member]
Disclosure of transactions between related parties [line items]
Information about nature of lessee's leasing activities		a five-year leasing contract for the construction of the Six Jumbo Barges to be delivered no later than the end of the second quarter of 2024